BERNS & BERNS
COUNSELLORS AT LAW
767 THIRD AVENUE
NEW YORK, NEW YORK 10017
——————
TELEPHONE: (212) 332-3320
TELECOPIER: (212) 332-3315

January 31, 2007

Mr. Karl Hiller, Esq.
Branch Chief
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Northwestern Mineral Ventures Inc.

File No. 000-50822

Dear Mr. Hiller:

On behalf of Northwestern Mineral Ventures Inc. (the ‘‘Company’’), we are transmitting Amendment No. 2 to the Company’s Annual Report on Form 20-F, for the year ended December 31, 2005.

Item 15 has been revised to reflect the Staff’s comments.

A new Exhibit 12.2 has been added signed by the current Chief Financial Officer, Erik Martin.

In addition, certain disclosures have been modified to reflect the resignation of the Company’s former Chairman of the Board of Directors, Kabir Ahmed, in July 2006, as well as other minor corrections.

A letter from the Company’s president, Marek Kreczmer, dated October 27, 2006, acknowledging the Company’s disclosure obligations, has been previously furnished to the Commission.

Please call if you have any questions.

Sincerely,
/s/ James Berns James Berns

encl.